Working capital - Analysis of provisions for obsolescence of inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary Of Additional Information About Working Capital [Abstract]
Balance at beginning of the year	£ 71	£ 88	£ 73
Exchange differences	0	(2)	(1)
Income statement (release)/charge	(3)	0	41
Utilised	(5)	(15)	(25)
Ending balance	£ 63	£ 71	£ 88